STOCKHOLDERS' DEFICIT: Board of Directors fees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Directors' fees	$ 1,280,366	$ 232,614
Transaction 2
Sale of Stock, Transaction Date		Sep. 26, 2019
Sale of Stock, Description of Transaction		the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock
Sale of Stock, Price Per Share		$ 0.08
Transaction 3
Sale of Stock, Transaction Date	Sep. 30, 2020
Sale of Stock, Description of Transaction	the board of directors granted to three of its directors warrants to purchase 500,000 shares of common stock
Sale of Stock, Price Per Share	$ 0.10